AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.0%
Common Stocks — 76.9%
Aerospace & Defense — 1.2%
Airbus SE (France)	1,278	$ 83,689
Astrotech Corp.*	1,613	4,194
Axon Enterprise, Inc.*	409	28,945
Boeing Co. (The)	932	138,998
Bombardier, Inc. (Canada) (Class B Stock)*	16,047	5,188
BWX Technologies, Inc.	283	13,785
CAE, Inc. (Canada)	611	7,724
Dassault Aviation SA (France)	115	95,035
HEICO Corp. (Class A Stock)	114	7,284
L3Harris Technologies, Inc.	156	28,099
Leonardo SpA (Italy)	5,382	35,810
Meggitt PLC (United Kingdom)	7,693	27,591
Mercury Systems, Inc.*	132	9,417
Northrop Grumman Corp.	387	117,087
Rolls-Royce Holdings PLC (United Kingdom)*	7,087	29,778
Spirit AeroSystems Holdings, Inc. (Class A Stock)	261	6,246
Teledyne Technologies, Inc.*	126	37,456
Thales SA (France)	2,833	237,358
VirTra, Inc.*	2,008	4,518
		918,202
Air Freight & Logistics — 0.1%
Air T, Inc.*	322	4,073
United Parcel Service, Inc. (Class B Stock)	689	64,367
XPO Logistics, Inc.*	223	10,871
		79,311
Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	27,775	7,173
Alaska Air Group, Inc.	409	11,644
JetBlue Airways Corp.*	1,019	9,120
Spirit Airlines, Inc.*	436	5,620
United Airlines Holdings, Inc.*	132	4,165
		37,722
Auto Components — 0.4%
Aptiv PLC	48	2,364
Autoliv, Inc. (Sweden)	244	11,226
Bridgestone Corp. (Japan)	1,100	33,736
CIE Automotive SA (Spain)	409	6,316
Denso Corp. (Japan)	100	3,215
Dorman Products, Inc.*	306	16,913
Freni Brembo SpA (Italy)	686	5,109
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)	2,263	6,093
Koito Manufacturing Co. Ltd. (Japan)	200	6,741
Lear Corp.	175	14,219
Magna International, Inc. (Canada)	2,467	78,747
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,000	7,699
NGK Spark Plug Co. Ltd. (Japan)	600	8,383
	Shares	Value
Common Stocks (continued)
Auto Components (cont’d.)
Nifco, Inc. (Japan)	400	$ 7,156
Nippon Seiki Co. Ltd. (Japan)	900	9,599
Stanley Electric Co. Ltd. (Japan)	4,200	82,417
Toyo Tire Corp. (Japan)	1,000	11,397
Varroc Engineering Ltd. (India), 144A	687	1,152
Veoneer, Inc. (Sweden)*	1,176	8,608
Workhorse Group, Inc.*(a)	3,799	6,876
		327,966
Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	49,900	11,907
Bayerische Motoren Werke AG (Germany)	585	30,081
Daimler AG (Germany)	1,221	36,767
Ferrari NV (Italy)	6	915
Maruti Suzuki India Ltd. (India)	628	35,566
Mitsubishi Motors Corp. (Japan)	9,700	27,515
Suzuki Motor Corp. (Japan)	600	14,351
Tesla, Inc.*	246	128,904
Toyota Motor Corp. (Japan)	2,000	120,403
		406,409
Banks — 3.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	3,678	30,390
Absa Group Ltd. (South Africa)	534	2,223
Al Rajhi Bank (Saudi Arabia)	2,726	38,904
Axis Bank Ltd. (India)	9,231	46,231
Banco Bradesco SA (Brazil), ADR	7,929	32,192
Banco Comercial Portugues SA (Portugal) (Class R Stock)	122,797	13,780
Banco Santander Chile (Chile), ADR	1,641	24,828
Bank Central Asia Tbk PT (Indonesia)	61,900	104,597
Bank Negara Indonesia Persero Tbk PT (Indonesia)	68,700	16,098
Bank of America Corp.	9,393	199,413
BankUnited, Inc.	929	17,372
BAWAG Group AG (Austria), 144A*	1,825	51,518
BNP Paribas SA (France)	2,729	82,193
Boston Private Financial Holdings, Inc.	2,330	16,659
Capitec Bank Holdings Ltd. (South Africa)	142	6,940
CIT Group, Inc.	847	14,619
Citigroup, Inc.	2,750	115,830
City Holding Co.	327	21,755
Commerce Bancshares, Inc.	112	5,639
Credicorp Ltd. (Peru)	536	76,686
Danske Bank A/S (Denmark)*	1,202	13,559
East West Bancorp, Inc.	698	17,967
Enterprise Financial Services Corp.	455	12,699
Erste Group Bank AG (Austria)*	2,943	54,819
Fifth Third Bancorp	4,184	62,132
FinecoBank Banca Fineco SpA (Italy)	1,866	17,172
First Abu Dhabi Bank PJSC (United Arab Emirates)	21,216	55,705
Fukuoka Financial Group, Inc. (Japan)	700	9,245
Grupo Aval Acciones y Valores SA (Colombia), ADR	1,092	4,783
A1

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India)	2,756	$ 31,294
Home BancShares, Inc.	1,436	17,218
HSBC Holdings PLC (United Kingdom)	7,740	43,475
ICICI Bank Ltd. (India), ADR	3,155	26,817
ING Groep NV (Netherlands)	10,843	56,486
JPMorgan Chase & Co.	4,441	399,823
KBC Group NV (Belgium)	1,635	74,797
Komercni banka A/S (Czech Republic)	351	6,653
Lloyds Banking Group PLC (United Kingdom)	149,443	58,505
Mitsubishi UFJ Financial Group, Inc. (Japan)	18,800	69,873
National Bank of Canada (Canada)	1,218	47,074
National Commercial Bank (Saudi Arabia)	1,014	9,344
Nordea Bank Abp (Finland)*	12,416	69,632
OTP Bank Nyrt (Hungary)	1,288	37,309
Pacific Premier Bancorp, Inc.	450	8,478
Pinnacle Financial Partners, Inc.	517	19,408
PNC Financial Services Group, Inc. (The)	343	32,832
Popular, Inc. (Puerto Rico)	586	20,510
Prosperity Bancshares, Inc.	488	23,546
Republic First Bancorp, Inc.*	3,850	8,432
Sberbank of Russia PJSC (Russia), ADR	10,831	101,686
Signature Bank	268	21,545
South State Corp.	363	21,319
Swedbank AB (Sweden) (Class A Stock)*	3,566	39,732
TCF Financial Corp.	869	19,692
Truist Financial Corp.	447	13,785
U.S. Bancorp	1,687	58,117
United Overseas Bank Ltd. (Singapore)	4,800	65,300
Van Lanschot Kempen NV (Netherlands)	445	5,455
Washington Trust Bancorp, Inc.	474	17,329
Webster Financial Corp.	695	15,915
Wells Fargo & Co.	6,896	197,915
WesBanco, Inc.	689	16,329
Western Alliance Bancorp	643	19,682
		2,841,255
Beverages — 0.8%
Anheuser-Busch InBev SA/NV (Belgium)	392	17,380
China Resources Beer Holdings Co. Ltd. (China)	4,000	18,087
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	2,200	45,241
Coca-Cola Co. (The)	1,760	77,880
Constellation Brands, Inc. (Class A Stock)	35	5,018
Diageo PLC (United Kingdom)	1,357	43,500
Kirin Holdings Co. Ltd. (Japan)	3,100	61,469
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	600	94,152
Monster Beverage Corp.*	427	24,023
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	1,316	$ 158,052
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	12,000	60,834
		605,636
Biotechnology — 1.7%
AbbVie, Inc.	5,337	406,626
Abcam PLC (United Kingdom)	2,178	30,847
ACADIA Pharmaceuticals, Inc.*(a)	673	28,434
Agios Pharmaceuticals, Inc.*	179	6,351
Aimmune Therapeutics, Inc.*	608	8,767
Alexion Pharmaceuticals, Inc.*	629	56,478
Alkermes PLC*	511	7,369
Alnylam Pharmaceuticals, Inc.*	171	18,613
Amgen, Inc.	44	8,920
Anavex Life Sciences Corp.*	1,769	5,572
Argenx SE (Netherlands), ADR*	109	14,359
Arrowhead Pharmaceuticals, Inc.*	487	14,011
Atara Biotherapeutics, Inc.*	1,284	10,927
Biogen, Inc.*	148	46,824
BioMarin Pharmaceutical, Inc.*	299	25,266
Bluebird Bio, Inc.*	163	7,491
Blueprint Medicines Corp.*	231	13,509
Eagle Pharmaceuticals, Inc.*	359	16,514
Exact Sciences Corp.*	441	25,578
Exelixis, Inc.*	890	15,326
FibroGen, Inc.*	299	10,390
Galapagos NV (Belgium)*	303	60,288
Genus PLC (United Kingdom)	503	20,390
Global Blood Therapeutics, Inc.*	217	11,087
Heron Therapeutics, Inc.*	406	4,766
Hualan Biological Engineering, Inc. (China) (Class A Stock)	2,500	16,847
Immunomedics, Inc.*	1,132	15,259
Incyte Corp.*	142	10,399
Ionis Pharmaceuticals, Inc.*	250	11,820
Ligand Pharmaceuticals, Inc.*	141	10,254
Mirati Therapeutics, Inc.*	181	13,913
Momenta Pharmaceuticals, Inc.*	816	22,195
Myriad Genetics, Inc.*	646	9,244
Neurocrine Biosciences, Inc.*	200	17,310
OPKO Health, Inc.*	2,643	3,542
Radius Health, Inc.*	1,003	13,039
Regeneron Pharmaceuticals, Inc.*	16	7,813
REGENXBIO, Inc.*	248	8,030
Sage Therapeutics, Inc.*	156	4,480
Sarepta Therapeutics, Inc.*	130	12,717
Seattle Genetics, Inc.*	329	37,960
Spectrum Pharmaceuticals, Inc.*	4,173	9,723
Ultragenyx Pharmaceutical, Inc.*	350	15,551
United Therapeutics Corp.*	144	13,655
Vertex Pharmaceuticals, Inc.*	836	198,926
Xencor, Inc.*	273	8,157
		1,335,537
Building Products — 0.1%
Blue Star Ltd. (India)	960	5,818

A2

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
DIRTT Environmental Solutions (Canada)*	3,016	$ 3,043
dormakaba Holding AG (Switzerland)*	52	23,131
Nitto Boseki Co. Ltd. (Japan)	400	17,680
Owens Corning	146	5,666
Polypipe Group PLC (United Kingdom)	1,251	7,104
Sanwa Holdings Corp. (Japan)	1,500	11,687
Trex Co., Inc.*	254	20,356
Tyman PLC (United Kingdom)	3,171	6,032
Universal Forest Products, Inc.	458	17,033
		117,550
Capital Markets — 2.1%
AJ Bell PLC (United Kingdom)	2,517	9,715
Avanza Bank Holding AB (Sweden)	1,305	10,870
B3 SA - Brasil Bolsa Balcao (Brazil)	2,300	15,771
Blackstone Group, Inc. (The) (Class A Stock)	1,337	60,927
Cboe Global Markets, Inc.	259	23,116
Charles Schwab Corp. (The)	3,639	122,343
CME Group, Inc.	887	153,371
Draper Esprit PLC (United Kingdom)*	2,491	10,933
E*TRADE Financial Corp.	2,712	93,076
EQT AB (Sweden)*	794	9,454
FactSet Research Systems, Inc.	26	6,778
Georgia Capital PLC (Georgia)*	192	1,012
Goldman Sachs Group, Inc. (The)	251	38,802
Intercontinental Exchange, Inc.	1,131	91,328
Intermediate Capital Group PLC (United Kingdom)	2,143	23,837
Investec PLC (South Africa)	8,112	15,171
IP Group PLC (United Kingdom)*	3,451	2,129
Julius Baer Group Ltd. (Switzerland)*	1,877	63,427
KKR & Co., Inc. (Class A Stock)	1,059	24,855
Legg Mason, Inc.	825	40,301
London Stock Exchange Group PLC (United Kingdom)	988	88,884
MarketAxess Holdings, Inc.	38	12,638
Morgan Stanley	8,040	273,360
MSCI, Inc.	49	14,159
Ninety One PLC (United Kingdom)*	2,238	4,806
Pendal Group Ltd. (Australia)	1,308	3,476
S&P Global, Inc.	520	127,426
SEI Investments Co.	497	23,031
State Street Corp.	1,316	70,103
TD Ameritrade Holding Corp.	889	30,813
Tikehau Capital SCA (France)	549	12,971
TMX Group Ltd. (Canada)	290	21,590
Tradeweb Markets, Inc. (Class A Stock)	341	14,336
UBS Group AG (Switzerland)*	6,678	62,012
Virtus Investment Partners, Inc.	194	14,765
XP, Inc. (Brazil) (Class A Stock)*	1,145	22,087
		1,613,673
Chemicals — 2.2%
Air Liquide SA (France)	438	56,099
Air Products & Chemicals, Inc.	791	157,892
Akzo Nobel NV (Netherlands)	1,110	72,463
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
BASF SE (Germany)	739	$ 35,214
CF Industries Holdings, Inc.	572	15,558
Chemours Co. (The)	521	4,621
Covestro AG (Germany), 144A	891	27,236
Croda International PLC (United Kingdom)	486	25,594
Denka Co. Ltd. (Japan)	500	10,454
DIC Corp. (Japan)	2,100	46,156
DuPont de Nemours, Inc.	732	24,961
Ecolab, Inc.	77	11,999
GCP Applied Technologies, Inc.*	826	14,703
Huntsman Corp.	1,558	22,482
Incitec Pivot Ltd. (Australia)	14,392	17,799
Ingevity Corp.*	342	12,038
Johnson Matthey PLC (United Kingdom)	776	17,192
Kansai Paint Co. Ltd. (Japan)	1,000	19,093
Koninklijke DSM NV (Netherlands)	722	81,886
Linde PLC (United Kingdom), (AQUIS)	458	80,376
Linde PLC (United Kingdom), (NYSE)	2,621	453,433
Nippon Shokubai Co. Ltd. (Japan)	700	31,880
Nippon Soda Co. Ltd. (Japan)	400	9,965
NOF Corp. (Japan)	400	12,667
PPG Industries, Inc.	1,410	117,876
Quaker Chemical Corp.	107	13,512
RPM International, Inc.	1,716	102,102
Sakata INX Corp. (Japan)	1,200	10,114
Sherwin-Williams Co. (The)	182	83,633
Sumitomo Seika Chemicals Co. Ltd. (Japan)	200	4,900
Symrise AG (Germany)	130	12,117
Valvoline, Inc.	1,010	13,221
Victrex PLC (United Kingdom)	1,389	33,950
Westlake Chemical Corp.	293	11,184
WR Grace & Co.	380	13,528
Yara International ASA (Norway)	805	25,360
		1,703,258
Commercial Services & Supplies — 0.4%
Aqua Metals, Inc.*	1,962	883
ARC Document Solutions, Inc.	2,061	1,670
Cintas Corp.	50	8,661
Country Garden Services Holdings Co. Ltd. (China)	12,000	48,430
Downer EDI Ltd. (Australia)	11,339	20,670
Greentown Service Group Co. Ltd. (China)	12,000	14,471
HomeServe PLC (United Kingdom)	2,908	38,234
IAA, Inc.*	483	14,471
KAR Auction Services, Inc.	1,134	13,608
SPIE SA (France)	635	6,343
Stericycle, Inc.*	304	14,768
Waste Connections, Inc.	1,849	143,298
		325,507
Communications Equipment — 0.4%
Cisco Systems, Inc.	758	29,797
CommScope Holding Co., Inc.*	1,135	10,340

A3

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Genasys, Inc.*	2,648	$ 8,659
Lumentum Holdings, Inc.*	269	19,825
Motorola Solutions, Inc.	1,083	143,952
Nokia OYJ (Finland)	13,525	42,283
Viavi Solutions, Inc.*	2,177	24,404
Zhongji Innolight Co. Ltd. (China) (Class A Stock)	1,448	10,871
		290,131
Construction & Engineering — 0.3%
Arcosa, Inc.	645	25,632
Dycom Industries, Inc.*	457	11,722
Jacobs Engineering Group, Inc.	1,523	120,728
JGC Holdings Corp. (Japan)	2,200	17,477
Maeda Corp. (Japan)	2,000	14,729
NV5 Global, Inc.*	262	10,818
Valmont Industries, Inc.	273	28,933
		230,039
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	45,040
HeidelbergCement AG (Germany)	606	25,774
U.S. Concrete, Inc.*	461	8,363
		79,177
Consumer Finance — 0.1%
Ally Financial, Inc.	880	12,699
American Express Co.	371	31,761
Funding Circle Holdings PLC (United Kingdom), 144A*	7,474	5,047
Green Dot Corp. (Class A Stock)*	234	5,941
Shriram Transport Finance Co. Ltd. (India)	1,466	12,720
SLM Corp.	3,179	22,857
		91,025
Containers & Packaging — 0.9%
Amcor PLC, CDI	15,656	125,600
Avery Dennison Corp.	720	73,346
Ball Corp.	2,484	160,616
Berry Global Group, Inc.*	527	17,765
Crown Holdings, Inc.*	242	14,046
Huhtamaki OYJ (Finland)	283	9,072
International Paper Co.	1,548	48,189
Packaging Corp. of America	1,827	158,639
Sealed Air Corp.	1,316	32,518
Verallia SASU (France), 144A*	366	9,086
Westrock Co.	940	26,564
		675,441
Distributors — 0.0%
B&S Group Sarl (Luxembourg), 144A	420	1,868
Educational Development Corp.	765	3,557
PALTAC Corp. (Japan)	300	14,973
Weyco Group, Inc.	775	15,632
		36,030
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,700	$ 43,365
frontdoor, Inc.*	380	13,216
Hope Education Group Co. Ltd. (China), 144A	80,000	18,306
Service Corp. International	502	19,633
ServiceMaster Global Holdings, Inc.*	340	9,180
Strategic Education, Inc.	159	22,222
TAL Education Group (China), ADR*	400	21,304
WW International, Inc.*	302	5,107
		152,333
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	4,531	23,158
Cannae Holdings, Inc.*	709	23,744
Equitable Holdings, Inc.	6,512	94,098
FirstRand Ltd. (South Africa)	16,512	37,097
Hypoport AG (Germany)*	33	9,618
ORIX Corp. (Japan)	4,000	47,735
Sprott Physical Gold Trust*	300	3,936
Syncona Ltd.	4,230	10,969
Voya Financial, Inc.	396	16,058
		266,413
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	3,358	97,885
ATN International, Inc.	394	23,132
Bharti Infratel Ltd. (India)	9,366	19,806
BT Group PLC (United Kingdom)	29,229	42,406
GCI Liberty, Inc. (Class A Stock)*	141	8,033
Helios Towers PLC (Tanzania)*	9,917	17,064
KT Corp. (South Korea)	407	6,614
KT Corp. (South Korea), ADR*	3,105	24,157
Nippon Telegraph & Telephone Corp. (Japan)	10,800	258,771
Orange SA (France)	3,265	39,979
Sarana Menara Nusantara Tbk PT (Indonesia)	827,300	34,066
Telefonica Deutschland Holding AG (Germany)	12,204	30,173
		602,086
Electric Utilities — 2.1%
American Electric Power Co., Inc.	1,643	131,407
Edison International	2,804	153,631
EDP - Energias do Brasil SA (Brazil)	9,842	30,779
Electricite de France SA (France)	4,578	36,147
Entergy Corp.	1,280	120,282
Eversource Energy	661	51,697
Iberdrola SA (Spain)	9,507	93,914
NextEra Energy, Inc.	3,231	777,443
Otter Tail Corp.	505	22,452
PNM Resources, Inc.	605	22,990
Power Grid Corp. of India Ltd. (India)	3,523	7,395
Southern Co. (The)	2,826	153,000
Spark Energy, Inc. (Class A Stock)	611	3,831
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	1,829	9,053

A4

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	246	$ 14,834
		1,628,855
Electrical Equipment — 0.4%
Energy Focus, Inc.*	3,926	1,296
Hubbell, Inc.	161	18,473
Idec Corp. (Japan)	600	7,567
Kendrion NV (Netherlands)	217	2,320
Mabuchi Motor Co. Ltd. (Japan)	300	8,950
Mitsubishi Electric Corp. (Japan)	9,000	110,946
nVent Electric PLC	1,054	17,781
Prysmian SpA (Italy)	1,687	27,004
Rockwell Automation, Inc.	360	54,328
Schneider Electric SE (France)	126	10,727
Sensata Technologies Holding PLC*	524	15,159
Vicor Corp.*	376	16,747
		291,298
Electronic Equipment, Instruments & Components — 0.8%
AAC Technologies Holdings, Inc. (China)	1,000	5,118
Amphenol Corp. (Class A Stock)	624	45,477
Barco NV (Belgium)	49	7,557
Carel Industries SpA (Italy), 144A	1,469	18,747
CDW Corp.	58	5,410
Cognex Corp.	559	23,601
Coherent, Inc.*	136	14,472
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	4,200	16,364
Hexagon AB (Sweden) (Class B Stock)	880	37,192
Hitachi Ltd. (Japan)	2,500	72,493
Horiba Ltd. (Japan)	100	4,982
Keysight Technologies, Inc.*	1,511	126,440
Littelfuse, Inc.	260	34,689
Murata Manufacturing Co. Ltd. (Japan)	1,400	71,127
National Instruments Corp.	650	21,502
Nippon Ceramic Co. Ltd. (Japan)	300	5,109
Novanta, Inc.*	138	11,023
Renishaw PLC (United Kingdom)	351	13,699
RF Industries Ltd.	772	3,065
Sensirion Holding AG (Switzerland), 144A*	193	7,191
Sunny Optical Technology Group Co. Ltd. (China)	700	9,325
Taiwan Union Technology Corp. (Taiwan)	4,000	15,992
TE Connectivity Ltd.	744	46,857
Trimble, Inc.*	659	20,976
		638,408
Energy Equipment & Services — 0.2%
Dril-Quip, Inc.*	521	15,890
Halliburton Co.	1,237	8,473
KLX Energy Services Holdings, Inc.*	390	273
Modec, Inc. (Japan)	900	10,774
Nabors Industries Ltd.	2,222	867
Oceaneering International, Inc.*	1,132	3,328
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	1,814	$ 24,471
Tenaris SA (Luxembourg)	1,565	9,541
Tenaris SA (Luxembourg), ADR	2,954	35,596
Valaris PLC (Saudi Arabia)(a)	639	288
Worley Ltd. (Australia)	3,588	13,514
		123,015
Entertainment — 0.8%
Capcom Co. Ltd. (Japan)	300	9,381
DeNA Co. Ltd. (Japan)	500	5,475
Electronic Arts, Inc.*	175	17,530
Netflix, Inc.*	777	291,763
Roku, Inc.*	126	11,022
Spotify Technology SA*	386	46,876
Tencent Music Entertainment Group (China), ADR*	759	7,635
Ubisoft Entertainment SA (France)*	733	53,830
Walt Disney Co. (The)	1,735	167,601
World Wrestling Entertainment, Inc. (Class A Stock)	258	8,754
		619,867
Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	1,425	17,656
Alexander & Baldwin, Inc.	542	6,081
Alexandria Real Estate Equities, Inc.	387	53,042
Allied Properties Real Estate Investment Trust (Canada)	287	9,124
American Campus Communities, Inc.	1,731	48,035
American Homes 4 Rent (Class A Stock)	1,427	33,106
American Tower Corp.	583	126,948
AvalonBay Communities, Inc.	826	121,562
Boston Properties, Inc.	158	14,572
Camden Property Trust	1,020	80,825
Canadian Apartment Properties REIT (Canada)	423	12,801
Charter Hall Retail REIT (Australia)	2,971	5,679
Concentradora Fibra Danhos SA de CV (Mexico)	3,940	3,222
CoreCivic, Inc.	1,202	13,426
Crown Castle International Corp.	719	103,824
CubeSmart	1,807	48,410
CyrusOne, Inc.	121	7,472
Daiwa Office Investment Corp. (Japan)	1	5,528
Derwent London PLC (United Kingdom)	484	19,545
Digital Realty Trust, Inc.	896	124,463
Diversified Healthcare Trust	2,558	9,286
Douglas Emmett, Inc.	2,096	63,949
EastGroup Properties, Inc.	412	43,046
EPR Properties	38	920
Equinix, Inc.	61	38,099
Equity Commonwealth	900	28,539
Equity LifeStyle Properties, Inc.	1,109	63,745
Equity Residential	1,611	99,415
Essex Property Trust, Inc.	249	54,840
Federal Realty Investment Trust	240	17,906

A5

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	144	$ 4,785
Gecina SA (France)	79	10,489
Getty Realty Corp.	601	14,268
Goodman Group (Australia)	1,709	12,756
Great Portland Estates PLC (United Kingdom)	6,063	51,062
Healthcare Realty Trust, Inc.	1,576	44,018
Healthcare Trust of America, Inc. (Class A Stock)	1,650	40,062
Highwoods Properties, Inc.	288	10,201
Hoshino Resorts REIT, Inc. (Japan)	4	12,338
Host Hotels & Resorts, Inc.	1,015	11,206
Hudson Pacific Properties, Inc.	586	14,861
Industrial & Infrastructure Fund Investment Corp. (Japan)	16	21,632
Inmobiliaria Colonial Socimi SA (Spain)	3,739	35,500
InnSuites Hospitality Trust	7,602	8,042
Investors Real Estate Trust	372	20,460
Invitation Homes, Inc.	400	8,548
JBG SMITH Properties	2,920	92,944
Kilroy Realty Corp.	279	17,772
Mapletree Industrial Trust (Singapore)	12,100	20,448
Medical Properties Trust, Inc.	335	5,792
Mirvac Group (Australia)	5,285	6,745
Mitsui Fudosan Logistics Park, Inc. (Japan)	4	16,959
Mori Hills REIT Investment Corp. (Japan)	8	10,640
National Health Investors, Inc.	390	19,313
National Retail Properties, Inc.	278	8,949
Nippon Accommodations Fund, Inc. (Japan)	3	16,243
Nippon Prologis REIT, Inc. (Japan)	7	17,603
Omega Healthcare Investors, Inc.	356	9,448
Paramount Group, Inc.	2,622	23,074
Pebblebrook Hotel Trust	218	2,374
Prologis, Inc.	6,648	534,300
PS Business Parks, Inc.	90	12,197
Public Storage	361	71,698
Rayonier, Inc.	1,645	38,740
Realty Income Corp.	113	5,634
Regency Centers Corp.	453	17,409
Rexford Industrial Realty, Inc.	460	18,865
RLJ Lodging Trust	2,497	19,277
RPT Realty	1,870	11,276
Ryman Hospitality Properties, Inc.	409	14,663
Shaftesbury PLC (United Kingdom)	520	3,964
Simon Property Group, Inc.	540	29,624
SL Green Realty Corp.	769	33,144
Spirit Realty Capital, Inc.	54	1,412
Sun Communities, Inc.	266	33,210
Sunstone Hotel Investors, Inc.	2,975	25,912
Taubman Centers, Inc.	600	25,128
Terreno Realty Corp.	777	40,210
UNITE Group PLC (The) (United Kingdom)	1,080	10,734
Urban Edge Properties	2,106	18,554
VEREIT, Inc.	2,955	14,450
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties, Inc.	621	$ 10,333
Vornado Realty Trust	402	14,556
Welltower, Inc.	295	13,505
Weyerhaeuser Co.	1,622	27,493
WP Carey, Inc.	560	32,525
		2,942,411
Food & Staples Retailing — 0.7%
BIM Birlesik Magazalar A/S (Turkey)	1,208	9,146
Clicks Group Ltd. (South Africa)	740	10,602
Costco Wholesale Corp.	145	41,344
CP ALL PCL (Thailand)	47,700	88,377
Georgia Healthcare Group PLC (Georgia), 144A	1,286	1,254
Jeronimo Martins SGPS SA (Portugal)	4,831	87,226
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	3,727	16,907
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	300	10,954
Naked Wines PLC (United Kingdom)	1,626	5,065
Performance Food Group Co.*	390	9,641
President Chain Store Corp. (Taiwan)	2,000	18,693
PriceSmart, Inc.	424	22,281
Raia Drogasil SA (Brazil)	1,596	31,115
Rite Aid Corp.*	841	12,615
Seven & i Holdings Co. Ltd. (Japan)	2,600	86,664
Shoprite Holdings Ltd. (South Africa)	2,891	20,224
Sprouts Farmers Market, Inc.*	936	17,400
Wal-Mart de Mexico SAB de CV (Mexico)	9,200	21,675
X5 Retail Group NV (Russia), GDR	618	16,539
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	2,400	31,392
Zur Rose Group AG (Switzerland)*	155	19,620
		578,734
Food Products — 1.3%
Bunge Ltd.	267	10,955
China Feihe Ltd. (China), 144A*	10,000	17,797
China Mengniu Dairy Co. Ltd. (China)*	24,000	82,738
Edita Food Industries SAE (Egypt), 144A, GDR	158	712
Edita Food Industries SAE (Egypt), GDR	432	1,947
Ezaki Glico Co. Ltd. (Japan)	1,200	50,551
Flowers Foods, Inc.	998	20,479
Hain Celestial Group, Inc. (The)*	1,184	30,748
Ingredion, Inc.	278	20,989
McCormick & Co., Inc.	251	35,444
Mondelez International, Inc. (Class A Stock)	2,779	139,172
Nestle SA (Switzerland)	1,990	203,598
Post Holdings, Inc.*	103	8,546
Sakata Seed Corp. (Japan)	200	6,080
Sanderson Farms, Inc.	125	15,415
TreeHouse Foods, Inc.*(a)	486	21,457
Tyson Foods, Inc. (Class A Stock)	4,988	288,656

A6

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Uni-President Enterprises Corp. (Taiwan)	7,307	$ 15,864
Universal Robina Corp. (Philippines)	6,470	13,165
		984,313
Gas Utilities — 0.2%
Atmos Energy Corp.	1,088	107,962
National Fuel Gas Co.	416	15,512
ONE Gas, Inc.	303	25,337
Southwest Gas Holdings, Inc.	337	23,442
		172,253
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	88	6,944
Alcon, Inc. (Switzerland)*	837	42,871
Ambu A/S (Denmark) (Class B Stock)	1,541	37,310
Axogen, Inc.*	569	5,918
Becton, Dickinson & Co.	1,774	407,612
BioMerieux (France)	77	8,645
Boston Scientific Corp.*	3,362	109,702
Cerus Corp.*	2,932	13,634
Cochlear Ltd. (Australia)	141	16,156
Cooper Cos., Inc. (The)	63	17,367
Danaher Corp.	5,365	742,569
DexCom, Inc.*	164	44,160
DiaSorin SpA (Italy)	196	25,984
Elekta AB (Sweden) (Class B Stock)	3,182	26,282
Envista Holdings Corp.*	2,165	32,345
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,386	42,986
Getinge AB (Sweden) (Class B Stock)	2,990	57,091
Guangzhou Wondfo Biotech Co. Ltd. (China) (Class A Stock)	1,600	17,399
Haemonetics Corp.*	86	8,571
ICU Medical, Inc.*	68	13,720
Inogen, Inc.*	197	10,177
Insulet Corp.*	140	23,195
Intuitive Surgical, Inc.*	327	161,934
iRhythm Technologies, Inc.*	155	12,609
Koninklijke Philips NV (Netherlands)	4,637	186,945
LivaNova PLC*	719	32,535
Medtronic PLC	1,421	128,146
Nakanishi, Inc. (Japan)	600	7,957
Neogen Corp.*	366	24,518
Nikkiso Co. Ltd. (Japan)	1,400	10,414
Nipro Corp. (Japan)	1,300	15,253
Penumbra, Inc.*	75	12,100
Quidel Corp.*	200	19,562
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	24,000	30,140
Smith & Nephew PLC (United Kingdom)	2,497	44,175
STAAR Surgical Co.*	250	8,065
Stryker Corp.	2,038	339,307
Tactile Systems Technology, Inc.*	328	13,173
Tandem Diabetes Care, Inc.*	308	19,820
Teleflex, Inc.	12	3,514
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Terumo Corp. (Japan)	1,200	$ 41,306
West Pharmaceutical Services, Inc.	232	35,322
Wright Medical Group NV*	947	27,132
Zimmer Biomet Holdings, Inc.	437	44,172
		2,928,737
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.*	506	9,285
Ambea AB (Sweden), 144A	1,803	7,948
Amedisys, Inc.*	135	24,778
Amplifon SpA (Italy)	2,120	43,653
Anthem, Inc.	700	158,928
Brookdale Senior Living, Inc.*	5,791	18,068
Centene Corp.*	1,366	81,154
Cigna Corp.	1,326	234,941
Community Health Systems, Inc.*	1,903	6,356
CVS Health Corp.	1,394	82,706
Encompass Health Corp.	270	17,288
HCA Healthcare, Inc.	1,799	161,640
HealthEquity, Inc.*	231	11,686
Humana, Inc.	140	43,963
Integrated Diagnostics Holdings PLC (Egypt), 144A	2,212	7,430
Molina Healthcare, Inc.*	278	38,839
Quorum Health Corp.*	4,367	1,972
Sinopharm Group Co. Ltd. (China) (Class H Stock)	6,400	14,364
Terveystalo OYJ (Finland), 144A	1,214	10,898
UnitedHealth Group, Inc.	2,224	554,621
		1,530,518
Health Care Technology — 0.2%
Teladoc Health, Inc.*	574	88,976
Veeva Systems, Inc. (Class A Stock)*	318	49,725
		138,701
Hotels, Restaurants & Leisure — 1.2%
Aramark	426	8,507
Basic-Fit NV (Netherlands), 144A*	384	6,435
Bloomin’ Brands, Inc.	1,328	9,482
BTG Hotels Group Co. Ltd. (China) (Class A Stock)	8,200	15,456
Chipotle Mexican Grill, Inc.*	21	13,742
Denny’s Corp.*	1,758	13,501
Domino’s Pizza, Inc.	74	23,981
Eldorado Resorts, Inc.*	360	5,184
Galaxy Entertainment Group Ltd. (Macau)	3,000	15,933
Hilton Grand Vacations, Inc.*	660	10,408
Hilton Worldwide Holdings, Inc.	2,241	152,926
Huazhu Group Ltd. (China), ADR	1,102	31,660
Jack in the Box, Inc.	304	10,655
Las Vegas Sands Corp.	440	18,687
Marriott International, Inc. (Class A Stock)	1,471	110,046
McDonald’s Corp.	1,439	237,939
MGM Resorts International	1,205	14,219

A7

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Nathan’s Famous, Inc.	302	$ 18,422
Planet Fitness, Inc. (Class A Stock)*	542	26,395
Playtech PLC (United Kingdom)	8,848	18,554
Restaurant Brands International, Inc. (Canada)	44	1,761
Round One Corp. (Japan)	1,000	5,166
SSP Group PLC (United Kingdom)	1,998	7,596
Vail Resorts, Inc.	91	13,442
Wyndham Destinations, Inc.	695	15,082
Wyndham Hotels & Resorts, Inc.	338	10,650
Wynn Resorts Ltd.	62	3,732
Yum! Brands, Inc.	2,113	144,804
		964,365
Household Durables — 0.4%
Cairn Homes PLC (Ireland)	12,197	9,100
Century Communities, Inc.*	900	13,059
Fujitsu General Ltd. (Japan)	3,700	67,041
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	14,300	105,163
Haier Electronics Group Co. Ltd. (China)	7,000	18,715
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A*	21,000	17,011
MDC Holdings, Inc.	726	16,843
Midea Group Co. Ltd. (China) (Class A Stock)	1,400	9,518
Skyline Champion Corp.*	436	6,836
Tempur Sealy International, Inc.*	299	13,069
ZAGG, Inc.*	139	432
		276,787
Household Products — 0.3%
Colgate-Palmolive Co.	279	18,515
Essity AB (Sweden) (Class B Stock)	4,431	136,545
Kimberly-Clark Corp.	359	45,905
Procter & Gamble Co. (The)	428	47,080
		248,045
Independent Power & Renewable Electricity Producers — 0.2%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	46,000	25,273
Electric Power Development Co. Ltd. (Japan)	700	14,147
NTPC Ltd. (India)	58,922	65,381
Vistra Energy Corp.	1,032	16,471
		121,272
Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	25	3,132
CK Hutchison Holdings Ltd. (United Kingdom)	12,368	82,897
DCC PLC (United Kingdom)	262	16,524
Fosun International Ltd. (China)	30,500	34,892
General Electric Co.	70,138	556,896
Honeywell International, Inc.	1,524	203,896
Roper Technologies, Inc.	920	286,865
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Siemens AG (Germany)	784	$ 66,707
SM Investments Corp. (Philippines)	3,397	54,235
Smiths Group PLC (United Kingdom)	2,708	40,692
		1,346,736
Insurance — 3.1%
AIA Group Ltd. (Hong Kong)	28,600	257,616
Allianz SE (Germany)	698	120,243
American International Group, Inc.	10,208	247,544
Aon PLC	554	91,432
Arch Capital Group Ltd.*	1,251	35,603
Argo Group International Holdings Ltd.	365	13,527
AXA SA (France)	5,894	101,625
Chubb Ltd.	2,691	300,558
CNA Financial Corp.	547	16,979
CNO Financial Group, Inc.	1,463	18,127
Fidelity National Financial, Inc.	348	8,658
First American Financial Corp.	470	19,933
Hartford Financial Services Group, Inc. (The)	915	32,245
Hiscox Ltd. (United Kingdom)	3,392	38,773
Kemper Corp.	242	17,998
Markel Corp.*	32	29,692
Marsh & McLennan Cos., Inc.	2,935	253,760
MetLife, Inc.	2,260	69,088
Old Republic International Corp.	1,410	21,502
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	74,000	71,280
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	6,500	63,685
Porto Seguro SA (Brazil)	700	5,968
Powszechny Zaklad Ubezpieczen SA (Poland)	4,871	36,716
Progressive Corp. (The)	799	58,998
RenaissanceRe Holdings Ltd. (Bermuda)	208	31,059
Sampo OYJ (Finland) (Class A Stock)	1,672	48,906
Sanlam Ltd. (South Africa)	5,702	16,203
Selective Insurance Group, Inc.	165	8,201
Sompo Holdings, Inc. (Japan)	1,700	52,637
Steadfast Group Ltd. (Australia)	6,371	9,705
Suncorp Group Ltd. (Australia)	5,489	30,760
Unico American Corp.*	170	896
White Mountains Insurance Group Ltd.	28	25,480
Willis Towers Watson PLC	1,212	205,858
Zurich Insurance Group AG (Switzerland)	265	93,533
		2,454,788
Interactive Media & Services — 3.5%
58.com, Inc. (China), ADR*	1,390	67,721
Alphabet, Inc. (Class A Stock)*	94	109,223
Alphabet, Inc. (Class C Stock)*	721	838,386
Baidu, Inc. (China), ADR*	144	14,514
Facebook, Inc. (Class A Stock)*	4,027	671,704
IAC/InterActiveCorp*	348	62,372
JOYY, Inc. (China), ADR*	229	12,197
Mail.Ru Group Ltd. (Russia), GDR*	1,375	22,357

A8

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*(a)	326	$ 21,529
NAVER Corp. (South Korea)	1,199	166,202
Rightmove PLC (United Kingdom)	997	6,007
Scout24 AG (Germany), 144A	485	29,187
Snap, Inc. (Class A Stock)*	3,886	46,205
Tencent Holdings Ltd. (China)	10,700	526,540
Tencent Holdings Ltd. (China), ADR	625	30,681
Wise Talent Information Technology Co. Ltd. (China)*	3,400	6,788
Yandex NV (Russia) (Class A Stock)*	291	9,909
Z Holdings Corp. (Japan)	20,000	64,327
Zillow Group, Inc. (Class A Stock)*	397	13,486
Zillow Group, Inc. (Class C Stock)*	314	11,310
		2,730,645
Internet & Direct Marketing Retail — 3.5%
Alibaba Group Holding Ltd. (China), ADR*	4,153	807,675
Amazon.com, Inc.*	647	1,261,469
ASOS PLC (United Kingdom)*	1,787	26,485
Booking Holdings, Inc.*	107	143,949
Etsy, Inc.*	220	8,457
Farfetch Ltd. (United Kingdom) (Class A Stock)*	1,772	13,999
Grubhub, Inc.*	236	9,612
Just Eat Takeaway (Netherlands), 144A*	215	16,218
MercadoLibre, Inc. (Argentina)*	131	64,004
Naspers Ltd. (South Africa) (Class N Stock)	1,125	159,831
Ocado Group PLC (United Kingdom)*	2,160	32,411
Prosus NV (China)*	1,706	118,820
Qurate Retail, Inc., Series A*	1,302	7,949
Shop Apotheke Europe NV (Netherlands), 144A*	215	12,141
Trainline PLC (United Kingdom), 144A*	2,985	12,542
Trip.com Group Ltd. (China), ADR*	909	21,316
Vipshop Holdings Ltd. (China), ADR*	500	7,790
Wayfair, Inc. (Class A Stock)*	155	8,283
Zalando SE (Germany), 144A*	775	29,515
		2,762,466
IT Services — 3.8%
Accenture PLC (Class A Stock)	896	146,281
Adyen NV (Netherlands), 144A*	40	33,990
Amadeus IT Group SA (Spain)	1,186	56,329
Automatic Data Processing, Inc.	528	72,167
Black Knight, Inc.*	575	33,384
Booz Allen Hamilton Holding Corp.	568	38,988
CoreLogic, Inc.	675	20,614
CSG Systems International, Inc.	491	20,548
Edenred (France)	389	16,319
EPAM Systems, Inc.*	196	36,389
Euronet Worldwide, Inc.*	314	26,916
Fidelity National Information Services, Inc.	2,815	342,417
Fiserv, Inc.*	1,409	133,841
FleetCor Technologies, Inc.*	299	55,775
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fujitsu Ltd. (Japan)	800	$ 72,576
Global Payments, Inc.	1,403	202,355
GoDaddy, Inc. (Class A Stock)*	382	21,816
Hexaware Technologies Ltd. (India)	2,516	7,514
Indra Sistemas SA (Spain)*	2,276	18,760
Infosys Ltd. (India)	2,405	20,149
Keywords Studios PLC (Ireland)	1,057	18,869
LiveRamp Holdings, Inc.*	434	14,287
Mastercard, Inc. (Class A Stock)	1,200	289,872
NET One Systems Co. Ltd. (Japan)	1,000	20,710
Network International Holdings PLC (United Arab Emirates), 144A*	11,419	55,509
NEXTDC Ltd. (Australia)*	2,341	12,762
Okta, Inc.*	256	31,299
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	353	6,823
PayPal Holdings, Inc.*	1,801	172,428
Shopify, Inc. (Canada) (Class A Stock)*	156	65,360
Square, Inc. (Class A Stock)*	325	17,024
StoneCo Ltd. (Brazil) (Class A Stock)*	2,585	56,275
Twilio, Inc. (Class A Stock)*	242	21,657
Visa, Inc. (Class A Stock)(a)	4,405	709,734
WEX, Inc.*	149	15,578
Wix.com Ltd. (Israel)*	693	69,868
		2,955,183
Leisure Products — 0.1%
American Outdoor Brands Corp.*	567	4,706
Brunswick Corp.	449	15,881
Polaris, Inc.	254	12,230
Spin Master Corp. (Canada), 144A*	721	6,937
Thule Group AB (Sweden), 144A	1,413	24,538
YETI Holdings, Inc.*	233	4,548
		68,840
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	2,080	148,970
Charles River Laboratories International, Inc.*	164	20,698
Eurofins Scientific SE (Luxembourg)	44	21,822
Evotec SE (Germany)*	1,286	28,774
Lonza Group AG (Switzerland)*	313	130,005
PPD, Inc.*	151	2,689
PRA Health Sciences, Inc.*	107	8,885
Repligen Corp.*	107	10,330
Syneos Health, Inc.*	204	8,042
Tecan Group AG (Switzerland)	118	35,469
Thermo Fisher Scientific, Inc.	1,912	542,243
		957,927
Machinery — 1.2%
Aalberts NV (Netherlands)	285	6,724
AGCO Corp.	180	8,505
Aida Engineering Ltd. (Japan)	1,000	6,385
Aumann AG (Germany), 144A(a)	101	830
Bucher Industries AG (Switzerland)	36	9,561
Caterpillar, Inc.	192	22,280

A9

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
CNH Industrial NV (United Kingdom)	5,349	$ 30,879
Colfax Corp.*	947	18,751
Cummins, Inc.	187	25,305
Deere & Co.	1,281	176,983
Dover Corp.	46	3,861
Epiroc AB (Sweden) (Class B Stock)	1,295	12,763
Escorts Ltd. (India)	1,214	10,620
Fortive Corp.	986	54,417
Fujitec Co. Ltd. (Japan)	1,200	15,441
GEA Group AG (Germany)	1,474	30,177
Graco, Inc.	753	36,694
Hoshizaki Corp. (Japan)	300	22,526
Illinois Tool Works, Inc.	425	60,401
Impro Precision Industries Ltd., 144A	24,000	8,195
Knorr-Bremse AG (Germany)	339	30,190
Konecranes OYJ (Finland)*	280	4,816
Lincoln Electric Holdings, Inc.	337	23,253
Manitex International, Inc.*	643	2,656
METAWATER Co. Ltd. (Japan)	400	14,343
Middleby Corp. (The)*	190	10,807
Miura Co. Ltd. (Japan)	400	14,228
Norma Group SE (Germany)	389	7,248
Obara Group, Inc. (Japan)	400	8,553
Oshkosh Corp.	330	21,229
PACCAR, Inc.	622	38,023
RBC Bearings, Inc.*	143	16,129
Rotork PLC (United Kingdom)	3,020	7,986
Sandvik AB (Sweden)	937	13,179
Spirax-Sarco Engineering PLC (United Kingdom)	147	14,825
Stanley Black & Decker, Inc.	262	26,200
Toro Co. (The)	435	28,314
Trelleborg AB (Sweden) (Class B Stock)*	483	5,187
Trinity Industries, Inc.	1,043	16,761
WABCO Holdings, Inc.*	190	25,659
Wartsila OYJ Abp (Finland)	1,031	7,584
Weir Group PLC (The) (United Kingdom)	2,258	20,069
		918,537
Marine — 0.0%
Kirby Corp.*	312	13,563
SITC International Holdings Co. Ltd. (China)	17,000	15,851
		29,414
Media — 0.7%
A.H. Belo Corp. (Class A Stock)	501	862
Altice USA, Inc. (Class A Stock)*	859	19,147
Ascential PLC (United Kingdom), 144A	9,458	29,079
Cable One, Inc.	25	41,100
Charter Communications, Inc. (Class A Stock)*	50	21,815
Comcast Corp. (Class A Stock)	3,123	107,369
Criteo SA (France), ADR*	666	5,295
CyberAgent, Inc. (Japan)	300	11,637
Eutelsat Communications SA (France)	2,424	25,382
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Fox Corp. (Class A Stock)	926	$ 21,881
Informa PLC (United Kingdom)	3,586	19,494
Liberty Broadband Corp. (Class A Stock)*	130	13,910
Liberty Broadband Corp. (Class C Stock)*	354	39,195
Liberty Global PLC (United Kingdom) (Class C Stock)*	1,246	19,575
Liberty Latin America Ltd. (Chile) (Class A Stock)*	1,326	13,950
Liberty Latin America Ltd. (Chile) (Class C Stock)*	3,167	32,493
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	571	18,095
oOh!media Ltd. (Australia)*	4,025	1,312
oOh!media Ltd. (Australia), (XASX)	8,050	3,147
Sirius XM Holdings, Inc.	2,900	14,326
WPP PLC (United Kingdom)	6,814	46,373
YouGov PLC (United Kingdom)	2,547	19,634
		525,071
Metals & Mining — 2.4%
Agnico Eagle Mines Ltd. (Canada)	620	24,751
Alacer Gold Corp.*	223	719
Alamos Gold, Inc. (Canada) (Class A Stock)	609	3,059
Alcoa Corp.*	285	1,756
Alrosa PJSC (Russia)	17,640	14,024
Alumina Ltd. (Australia)	15,497	13,761
Anglo American Platinum Ltd. (South Africa)	298	12,549
Anglo American PLC (South Africa)	1,345	23,578
AngloGold Ashanti Ltd. (South Africa)	1,038	17,859
Antofagasta PLC (Chile)	4,818	45,840
ArcelorMittal SA (Luxembourg)	1,422	13,534
B2Gold Corp. (Canada)	1,311	3,968
Barrick Gold Corp. (Canada)	4,421	81,239
BHP Group Ltd. (Australia)	15,040	266,665
BHP Group PLC (Australia)	1,664	25,745
BlueScope Steel Ltd. (Australia)	1,252	6,643
Boliden AB (Sweden)	2,563	46,431
Centamin PLC (Egypt)	2,392	3,617
Centerra Gold, Inc. (Canada)*	453	2,694
China Steel Corp. (Taiwan)	30,000	18,806
Cia de Minas Buenaventura SAA (Peru), ADR	705	5,139
Cleveland-Cliffs, Inc.(a)	1,259	4,973
Coeur Mining, Inc.*	1,233	3,958
ERO Copper Corp. (Canada)*	1,209	9,081
Evolution Mining Ltd. (Australia)	2,384	5,587
First Quantum Minerals Ltd. (Zambia)	1,490	7,613
Fortescue Metals Group Ltd. (Australia)	2,920	17,933
Franco-Nevada Corp. (Canada)	1,182	118,099
Freeport-McMoRan, Inc.	2,283	15,410
Glencore PLC (Switzerland)*	13,780	20,866
Gold Fields Ltd. (South Africa)	2,278	11,266
Gold Resource Corp.	4,554	12,523

A10

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	5,000	$ 9,272
Hecla Mining Co.	8,253	15,020
Hitachi Metals Ltd. (Japan)	3,500	36,826
IGO Ltd. (Australia)	5,532	14,330
Impala Platinum Holdings Ltd. (South Africa)	5,129	21,619
Industrias Penoles SAB de CV (Mexico)	857	5,759
JFE Holdings, Inc. (Japan)	1,200	7,757
Kinross Gold Corp. (Canada)*	3,416	13,714
Kirkland Lake Gold Ltd. (Canada)	1,683	49,570
Lundin Mining Corp. (Chile)	3,706	13,931
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,200	20,000
MMC Norilsk Nickel PJSC (Russia)	92	22,496
Newcrest Mining Ltd. (Australia)	1,972	27,856
Newmont Corp., (XTSE)	191	8,545
Newmont Corp., (NYSE)	1,965	88,975
Nippon Steel Corp. (Japan)	2,000	17,118
Norsk Hydro ASA (Norway)	3,173	6,788
Northam Platinum Ltd. (South Africa)*	2,182	8,403
Northern Star Resources Ltd. (Australia)	5,914	38,148
Nucor Corp.	641	23,089
Osisko Gold Royalties Ltd. (Canada)	319	2,380
OZ Minerals Ltd. (Australia)	1,129	5,053
Polymetal International PLC (Russia)	508	8,595
Polyus PJSC (Russia)	65	8,790
POSCO (South Korea)	322	42,139
Regis Resources Ltd. (Australia)	1,628	3,652
Reliance Steel & Aluminum Co.	192	16,817
Rio Tinto Ltd. (Australia)	269	13,806
Rio Tinto PLC (Australia)	3,411	156,083
Sandstorm Gold Ltd. (Canada)*	1,090	5,460
Saracen Mineral Holdings Ltd. (Australia)*	1,476	3,336
SEMAFO, Inc. (Canada)*	1,150	2,231
Sibanye Stillwater Ltd. (South Africa)*	7,187	9,071
South32 Ltd. (Australia)	81,258	86,791
Southern Copper Corp. (Peru)	1,739	48,970
Steel Dynamics, Inc.	777	17,514
Sumitomo Metal Mining Co. Ltd. (Japan)	1,000	20,411
Teck Resources Ltd. (Canada) (Class B Stock)	619	4,680
thyssenkrupp AG (Germany)*	1,004	5,260
Torex Gold Resources, Inc. (Canada)*	210	2,034
United States Steel Corp.	453	2,858
Vale SA (Brazil)	6,342	52,727
voestalpine AG (Austria)	315	6,389
Wheaton Precious Metals Corp. (Canada)	897	24,686
Worthington Industries, Inc.	583	15,304
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	16,000	5,987
		1,879,926
	Shares	Value
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,870	$ 19,785
Annaly Capital Management, Inc.	3,938	19,966
Apollo Commercial Real Estate Finance, Inc.	1,556	11,545
Cherry Hill Mortgage Investment Corp.	1,437	8,909
Ellington Residential Mortgage REIT	969	5,136
Ready Capital Corp.	1,575	11,371
Two Harbors Investment Corp.	2,000	7,620
		84,332
Multiline Retail — 0.5%
Dollar General Corp.	1,665	251,432
Dollar Tree, Inc.*	692	50,841
Lojas Renner SA (Brazil)	2,688	17,387
Next PLC (United Kingdom)	731	36,658
Pan Pacific International Holdings Corp. (Japan)	1,800	34,065
		390,383
Multi-Utilities — 0.9%
Ameren Corp.	1,426	103,855
CenterPoint Energy, Inc.	3,666	56,640
Dominion Energy, Inc.	110	7,941
Engie SA (France)	5,118	52,809
NiSource, Inc.	1,813	45,271
Sempra Energy	3,657	413,204
		679,720
Oil, Gas & Consumable Fuels — 2.3%
Arch Coal, Inc. (Class A Stock)	275	7,947
BP PLC (United Kingdom), ADR	3,193	77,877
California Resources Corp.*	314	314
Cheniere Energy, Inc.*	199	6,666
Chevron Corp.	1,205	87,314
Concho Resources, Inc.	655	28,067
ConocoPhillips	2,990	92,092
Continental Resources, Inc.(a)	2,988	22,828
Denbury Resources, Inc.*	3,839	709
Devon Energy Corp.	861	5,950
Diamondback Energy, Inc.	298	7,808
Enbridge, Inc. (Canada)	1,830	53,235
Eni SpA (Italy)	5,709	57,758
EOG Resources, Inc.	4,269	153,342
Equinor ASA (Norway)	2,138	26,456
Exxon Mobil Corp.	193	7,328
Galp Energia SGPS SA (Portugal)	13,849	157,649
Gulfport Energy Corp.*	1,222	543
Kelt Exploration Ltd. (Canada)*	1,840	1,438
Kosmos Energy Ltd. (Ghana)	6,291	5,634
Lundin Petroleum AB (Sweden)	1,668	31,906
Magnolia Oil & Gas Corp. (Class A Stock)*	1,248	4,992
Marathon Petroleum Corp.	260	6,141
Murphy Oil Corp.(a)	395	2,421
Parsley Energy, Inc. (Class A Stock)	987	5,656
PDC Energy, Inc.*	402	2,496
Penn Virginia Corp.*	284	878

A11

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petronet LNG Ltd. (India)	6,988	$ 18,429
Phillips 66	132	7,082
Pioneer Natural Resources Co.	279	19,572
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	5,489	91,804
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	10,312	11,358
SM Energy Co.	677	826
Suncor Energy, Inc. (Canada)	3,292	52,014
Targa Resources Corp.	415	2,868
TC Energy Corp. (Canada), (NYSE)	6,560	290,608
TC Energy Corp. (Canada), (XTSE)	1,240	55,114
Torchlight Energy Resources, Inc.*	2,850	1,120
TOTAL SA (France)	7,982	305,502
TOTAL SA (France), ADR	1,338	49,827
Williams Cos., Inc. (The)	723	10,230
World Fuel Services Corp.	678	17,072
WPX Energy, Inc.*	1,917	5,847
		1,794,718
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	1,035	17,781
Mercer International, Inc. (Germany)	1,368	9,904
Mondi PLC (United Kingdom)	752	12,696
Suzano SA (Brazil)	1,500	10,355
Verso Corp. (Class A Stock)*	1,128	12,724
West Fraser Timber Co. Ltd. (Canada)	436	8,316
		71,776
Personal Products — 0.3%
Hengan International Group Co. Ltd. (China)	1,500	11,198
Kao Corp. (Japan)	300	24,558
LG Household & Health Care Ltd. (South Korea)	130	119,149
Medifast, Inc.	202	12,625
Unilever NV (United Kingdom)	1,657	81,616
USANA Health Sciences, Inc.*	247	14,267
		263,413
Pharmaceuticals — 2.7%
Aerie Pharmaceuticals, Inc.*	653	8,815
Akorn, Inc.*	904	507
Astellas Pharma, Inc. (Japan)	6,300	97,608
AstraZeneca PLC (United Kingdom), ADR	3,362	150,147
Baudax Bio, Inc.*	184	456
Bausch Health Cos., Inc.*	739	11,454
Bayer AG (Germany)	2,931	169,569
Catalent, Inc.*	222	11,533
Corcept Therapeutics, Inc.*	622	7,396
CSPC Pharmaceutical Group Ltd. (China)	6,000	11,959
Daiichi Sankyo Co. Ltd. (Japan)	400	27,479
Durect Corp.*	3,335	5,169
Elanco Animal Health, Inc.*	4,890	109,487
Endo International PLC*	1,237	4,577
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom), ADR(a)	3,245	$ 122,953
Horizon Therapeutics PLC*	691	20,467
Johnson & Johnson	875	114,739
Laboratorios Farmaceuticos Rovi SA (Spain)	768	18,830
Merck & Co., Inc.	531	40,855
MyoKardia, Inc.*	181	8,485
Novartis AG (Switzerland)	1,836	151,139
Otsuka Holdings Co. Ltd. (Japan)	3,700	145,032
Pfizer, Inc.	4,450	145,248
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	133	19,197
Recro Pharma, Inc.*	506	4,134
Roche Holding AG (Switzerland)	895	289,870
Supernus Pharmaceuticals, Inc.*	933	16,785
Takeda Pharmaceutical Co. Ltd. (Japan)	7,209	219,410
Torrent Pharmaceuticals Ltd. (India)	552	14,352
Zoetis, Inc.	1,103	129,812
Zogenix, Inc.*	323	7,988
		2,085,452
Professional Services — 0.6%
Adecco Group AG (Switzerland)	651	25,659
CBIZ, Inc.*	1,126	23,556
Clarivate Analytics PLC (United Kingdom)*	1,211	25,128
CoStar Group, Inc.*	168	98,651
DKSH Holding AG (Switzerland)	299	14,816
en-japan, Inc. (Japan)	600	11,238
Equifax, Inc.	1,009	120,525
FTI Consulting, Inc.*	213	25,511
IHS Markit Ltd.	55	3,300
Insperity, Inc.	120	4,476
Intertrust NV (Netherlands), 144A	793	9,990
Korn Ferry	674	16,392
ManpowerGroup, Inc.	153	8,108
Outsourcing, Inc. (Japan)	3,000	12,881
Persol Holdings Co. Ltd. (Japan)	3,900	39,244
Renrui Human Resources Technology Holdings Ltd. (China)*	2,800	16,794
TeamLease Services Ltd. (India)*	306	6,549
TransUnion	426	28,193
		491,011
Real Estate Management & Development — 0.6%
Aedas Homes SA (Spain), 144A*	606	11,702
Altus Group Ltd. (Canada)	629	16,314
Deutsche Wohnen SE (Germany)	1,445	55,173
Grainger PLC (United Kingdom)	2,336	7,499
Hang Lung Properties Ltd. (Hong Kong)	9,000	18,294
Heiwa Real Estate Co. Ltd. (Japan)	1,000	26,006
Hongkong Land Holdings Ltd. (Hong Kong)	7,900	29,642
Hufvudstaden AB (Sweden) (Class A Stock)	897	12,267

A12

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,200	$ 7,249
Instone Real Estate Group AG (Germany), 144A*	668	10,750
Jones Lang LaSalle, Inc.	173	17,469
Kojamo OYJ (Finland)	1,122	21,441
Mitsubishi Estate Co. Ltd. (Japan)	4,100	60,597
Mitsui Fudosan Co. Ltd. (Japan)	3,500	60,576
PSP Swiss Property AG (Switzerland)	295	36,863
Realogy Holdings Corp.	1,409	4,241
Shimao Property Holdings Ltd. (China)	3,000	10,493
Shurgard Self Storage SA (Belgium)	356	10,578
Sun Hung Kai Properties Ltd. (Hong Kong)	2,500	32,869
Tokyo Tatemono Co. Ltd. (Japan)	1,000	10,614
		460,637
Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	89	19,544
Hertz Global Holdings, Inc.*	1,107	6,841
J.B. Hunt Transport Services, Inc.	583	53,770
Kansas City Southern	213	27,090
Norfolk Southern Corp.	633	92,418
PAM Transportation Services, Inc.*	440	13,530
Union Pacific Corp.	1,433	202,110
		415,303
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.*	1,183	53,803
AIXTRON SE (Germany)*	2,885	25,082
ams AG (Austria)*	816	7,953
Applied Materials, Inc.	5,421	248,390
ASML Holding NV (Netherlands), (BATS)	641	169,924
ASML Holding NV (Netherlands), (XNGS)	110	28,780
Broadcom, Inc.	237	56,193
Cabot Microelectronics Corp.	149	17,007
Cirrus Logic, Inc.*	231	15,161
Cree, Inc.*	512	18,156
Cypress Semiconductor Corp.	1,310	30,549
Disco Corp. (Japan)	300	59,298
Entegris, Inc.	208	9,312
Intel Corp.	1,157	62,617
IQE PLC (United Kingdom)*	22,904	7,634
KLA Corp.	32	4,600
Lam Research Corp.	119	28,560
Marvell Technology Group Ltd.	3,399	76,919
Maxim Integrated Products, Inc.	1,137	55,270
Microchip Technology, Inc.	623	42,239
Micron Technology, Inc.*	3,302	138,882
MKS Instruments, Inc.	278	22,643
Monolithic Power Systems, Inc.	198	33,157
NVIDIA Corp.	607	160,005
NXP Semiconductors NV (Netherlands)	4,153	344,408
QUALCOMM, Inc.	4,886	330,538
QuickLogic Corp.*	492	1,397
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Silergy Corp. (China)	1,000	$ 32,567
Silicon Laboratories, Inc.*	204	17,424
SK Hynix, Inc. (South Korea)	485	32,819
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	42,000	380,267
Teradyne, Inc.	499	27,031
Texas Instruments, Inc.	3,204	320,176
Tokyo Electron Ltd. (Japan)	300	56,368
Universal Display Corp.	112	14,759
Xilinx, Inc.	1,017	79,265
		3,009,153
Software — 4.7%
2U, Inc.*	411	8,721
Aspen Technology, Inc.*	144	13,690
Atlassian Corp. PLC (Class A Stock)*	201	27,589
CDK Global, Inc.	614	20,170
Ceridian HCM Holding, Inc.*	279	13,970
Citrix Systems, Inc.	25	3,539
Cornerstone OnDemand, Inc.*	583	18,510
Coupa Software, Inc.*	140	19,562
Cyient Ltd. (India)	974	2,956
Descartes Systems Group, Inc. (The) (Canada)*	400	13,760
DocuSign, Inc.*	809	74,752
Envestnet, Inc.*	259	13,929
First Derivatives PLC (United Kingdom)	646	18,299
Five9, Inc.*	401	30,660
Guidewire Software, Inc.*	305	24,190
HubSpot, Inc.*	102	13,585
Intuit, Inc.	927	213,210
J2 Global, Inc.	327	24,476
LogMeIn, Inc.	355	29,564
Microsoft Corp.	11,423	1,801,521
Money Forward, Inc. (Japan)*	100	3,823
Netcompany Group A/S (Denmark), 144A*	362	16,869
New Relic, Inc.*	294	13,595
Nutanix, Inc. (Class A Stock)*	650	10,270
Palo Alto Networks, Inc.*	199	32,628
Paycom Software, Inc.*	87	17,575
Proofpoint, Inc.*	180	18,466
PTC, Inc.*	320	19,587
RingCentral, Inc. (Class A Stock)*	183	38,780
salesforce.com, Inc.*	1,488	214,242
Sansan, Inc. (Japan)*	300	12,487
SAP SE (Germany)	731	81,287
ServiceNow, Inc.*	803	230,124
Slack Technologies, Inc. (Class A Stock)*	569	15,272
Smartsheet, Inc. (Class A Stock)*	261	10,834
Splunk, Inc.*	942	118,909
SS&C Technologies Holdings, Inc.	499	21,866
Synopsys, Inc.*	1,040	133,942
TeamViewer AG (Germany)*	1,256	50,205
Temenos AG (Switzerland)*	214	27,764
Trade Desk, Inc. (The) (Class A Stock)*	93	17,949
Tyler Technologies, Inc.*	37	10,973

A13

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)*	490	$ 59,339
WANdisco PLC (United Kingdom)*	1,119	6,681
Workday, Inc. (Class A Stock)*	937	122,016
Xero Ltd. (New Zealand)*	194	8,105
Zendesk, Inc.*	278	17,795
		3,718,036
Specialty Retail — 0.8%
American Eagle Outfitters, Inc.	1,197	9,516
Burlington Stores, Inc.*	196	31,058
Carvana Co.*(a)	808	44,513
Dick’s Sporting Goods, Inc.	600	12,756
Five Below, Inc.*	182	12,809
Grupo SBF SA (Brazil)*	1,200	5,582
Hikari Tsushin, Inc. (Japan)	100	16,791
Home Depot, Inc. (The)	520	97,089
Michaels Cos., Inc. (The)*	773	1,252
Nextage Co. Ltd. (Japan)	2,100	13,682
O’Reilly Automotive, Inc.*	68	20,472
RH*	74	7,435
Ross Stores, Inc.	2,640	229,601
SMCP SA (France), 144A*	1,068	4,540
TJX Cos., Inc. (The)	387	18,503
Tractor Supply Co.	398	33,651
VT Holdings Co. Ltd. (Japan)	1,600	4,335
Watches of Switzerland Group PLC (United Kingdom), 144A*	2,476	5,692
Yellow Hat Ltd. (Japan)	900	12,404
Zhongsheng Group Holdings Ltd. (China)	3,500	12,177
Zumiez, Inc.*	440	7,621
		601,479
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.	3,008	764,904
Catcher Technology Co. Ltd. (Taiwan)	1,000	6,438
Dell Technologies, Inc. (Class C Stock)*	363	14,357
NCR Corp.*	1,158	20,497
Samsung Electronics Co. Ltd. (South Korea)	9,954	386,738
Wiwynn Corp. (Taiwan)	1,000	23,107
		1,216,041
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	3,700	34,243
Brunello Cucinelli SpA (Italy)	252	7,663
Burberry Group PLC (United Kingdom)	1,296	21,072
Carter’s, Inc.	176	11,568
EssilorLuxottica SA (France)	723	77,538
Forward Industries, Inc.*	4,079	4,528
Li Ning Co. Ltd. (China)	4,000	11,565
Lululemon Athletica, Inc.*	477	90,415
Luthai Textile Co. Ltd. (China) (Class B Stock)	6,015	4,302
LVMH Moet Hennessy Louis Vuitton SE (France)	49	18,183
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	876	$ 72,480
Skechers U.S.A., Inc. (Class A Stock)*	474	11,253
VF Corp.	134	7,247
Wolverine World Wide, Inc.	460	6,992
		379,049
Thrifts & Mortgage Finance — 0.3%
Aruhi Corp. (Japan)	700	7,901
Home Federal Bancorp, Inc.	594	13,959
Housing Development Finance Corp. Ltd. (India)	6,935	149,038
MGIC Investment Corp.	2,361	14,992
Waterstone Financial, Inc.	1,511	21,970
		207,860
Tobacco — 0.5%
Altria Group, Inc.	570	22,042
British American Tobacco PLC (United Kingdom)	2,089	71,171
Japan Tobacco, Inc. (Japan)	2,700	50,000
Philip Morris International, Inc.	3,602	262,802
		406,015
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	222	4,809
Beacon Roofing Supply, Inc.*	363	6,004
Brenntag AG (Germany)	183	6,801
Hanwa Co. Ltd. (Japan)	700	10,834
HD Supply Holdings, Inc.*	120	3,412
Herc Holdings, Inc.*	478	9,780
Huttig Building Products, Inc.*	496	347
IMCD NV (Netherlands)	273	19,287
NOW, Inc.*	1,547	7,982
SiteOne Landscape Supply, Inc.*	237	17,448
Sumitomo Corp. (Japan)	4,800	55,105
Watsco, Inc.	185	29,235
		171,044
Transportation Infrastructure — 0.0%
Airports of Thailand PCL (Thailand)	5,700	8,723
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	73	6,872
Macquarie Infrastructure Corp.	399	10,075
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	1,100	9,368
		35,038
Water Utilities — 0.1%
American States Water Co.	270	22,070
American Water Works Co., Inc.	398	47,585
California Water Service Group	521	26,217
York Water Co. (The)	442	19,209
		115,081

A14

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC (United Kingdom)	50,433	$ 70,004

Total Common Stocks (cost $65,976,747)		60,217,358
Preferred Stocks — 0.4%
Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	5,806	23,331
Itau Unibanco Holding SA (Brazil) (PRFC)	11,241	50,233
		73,564
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%	155	7,479
NextEra Energy, Inc., CVT, 5.279%*	457	20,149
Southern Co. (The), CVT, 6.750%	1,224	54,345
		81,973
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series A, CVT, 6.125%	355	18,559
Sartorius AG (Germany) (PRFC)*	52	12,631
		31,190
Machinery — 0.0%
Fortive Corp., Series A, CVT, 5.000%	19	13,675
Marcopolo SA (Brazil) (PRFC)	15,900	7,558
		21,233
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	2,708	5,212
Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	237	21,927
Sempra Energy, Series B, CVT, 6.750%	190	17,847
		39,774
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	87	3,579
Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc., Series A, CVT, 8.000%	32	29,900
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	783	25,438

Total Preferred Stocks (cost $399,227)		311,863
Unaffiliated Funds** — 7.8%
T. Rowe Price Emerging Markets Bond Fund	226,171	2,182,546
T. Rowe Price Institutional Floating Rate Fund	238,448	2,067,342
	Shares	Value

Unaffiliated Funds** (continued)
T. Rowe Price Institutional High Yield Fund	246,954	$ 1,869,444

Total Unaffiliated Funds (cost $7,195,544)		6,119,332

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.4%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	98,403
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	3	3,346
Series 2020-01, Class B
2.210%	09/15/25	15	14,993
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	10	9,316
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	10	9,734
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	15	14,601
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	5	4,990
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	20	20,049
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%	09/15/21	—(r )	187
			175,619
Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,110
Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	4	3,526
Series 2019-C, Class B
2.350%	04/15/27	20	19,149
			22,675
Other — 0.2%
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	25	24,076
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	49,121

A15

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	$ 44,605
			117,802

Total Asset-Backed Securities (cost $334,248)			326,206
Commercial Mortgage-Backed Securities — 0.3%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.605%(c)	04/15/35	15	12,223
BANK,
Series 2017-BNK08, Class B
3.928%(cc)	11/15/50	15	14,285
Series 2020-BN25, Class B
3.043%	01/15/63	10	8,357
BBCMS Mortgage Trust,
Series 2018-C02, Class A5
4.314%	12/15/51	15	16,864
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.865%(c)	11/25/34	10	9,165
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	10,685
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	10,560
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	10,675
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,630
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	9	9,699
Great Wolf Trust,
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
2.338%(c)	12/15/36	10	8,706
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	10,356
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	10,725
Series 2019-GSA01, Class B
3.511%	11/10/52	16	14,002
Series 2020-GC45, Class A5
2.911%	02/13/53	15	15,439
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,334
Series 2015-C30, Class A5
3.822%	07/15/48	10	10,679
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	$ 9,891
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,337
Series 2015-C27, Class AS
4.068%	12/15/47	15	15,354
Morgan Stanley Capital Trust,
Series 2019-MEAD, Class D, 144A
3.177%	11/10/36	10	8,455
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,403
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,447
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,233

Total Commercial Mortgage-Backed Securities (cost $277,883)			268,504
Corporate Bonds — 3.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	4,970
3.750%	02/15/23	10	10,039
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	9,983
3.650%	11/01/24	5	5,097
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	25	25,839
			55,928
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	11,429
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	20	20,300
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	4	3,500
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	8	7,210
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	24	21,267

A16

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
Delta Air Lines 2015-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.250%	01/30/25	7	$ 6,418
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	3	2,840
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	28	26,812
			68,047
Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	24,604
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,270
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	33,038
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	20	19,995
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	9,801
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	25,032
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	30,106
			146,846
Banks — 0.6%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	22,317
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	25	25,275
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	36,549
Sub. Notes
4.450%	09/29/27	10	10,411
4.600%	03/09/26	10	10,681
Fifth Third Bancorp,
Sub. Notes
4.300%	01/16/24	10	10,548
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	10,006
3.000%	04/26/22	40	40,129
3.500%	01/23/25	15	15,373
3.850%	01/26/27	10	10,228
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.150%	05/22/45	5	$ 5,703
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	22,347
Sub. Notes
3.375%	05/01/23	50	51,856
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	23,618
2.900%	09/15/20	10	10,061
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	26,317
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,333
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	15	16,071
4.300%	01/27/45	5	5,990
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,222
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,014
Truist Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,512
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	55	55,906
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,192
			480,659
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	10	11,016
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	15	15,166
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,210
			31,392
Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	5	5,140
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,143
			10,283

A17

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	$ 2,049
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	10	9,919
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	4,981
			14,900
Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	5,345
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	30,103
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.500%	03/16/23	5	5,194
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,386
			46,028
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.200%	05/13/25	25	27,094
Diversified Financial Services — 0.2%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	4,976
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	9,148
3.500%	01/15/22	5	4,531
3.625%	04/01/27	5	4,178
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	3,940
5.250%	05/15/24	20	16,121
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	24,693
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,939
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	26,284
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,022
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	$ 15,371
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	4,975
			124,178
Electric — 0.2%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	10,767
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	15,388
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	4,982
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,981
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,396
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,497
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	13,199
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	10,355
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	14,893
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	10,301
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	20,032
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	9,408
			149,199
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,326
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	15,636
			25,962

A18

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	$ 15,170
3.375%	11/15/27	5	5,091
			20,261
Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	11,473
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	10,137
3.950%	03/30/48	15	15,358
			25,495
Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,370
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	4,980
4.650%	01/15/43	15	16,777
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	29,908
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	9,553
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,120
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	23,137
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	20,137
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	18,181
MedStar Health, Inc.,
Sec’d. Notes
3.626%	08/15/49	20	21,642
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,497
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/15/25	5	5,409
			176,711
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	5	5,004
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	$ 14,938
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,284
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,587
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23	5	5,094
3.500%	06/03/24	10	10,358
4.350%	01/30/47	5	5,570
Principal Financial Group, Inc.,
Gtd. Notes
3.400%	05/15/25	10	10,045
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	19,090
			90,970
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,305
3.875%	08/22/37	10	11,959
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,943
			22,207
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
3.950%	05/01/28	15	15,150
Machinery-Diversified — 0.1%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	15,025
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,962
3.800%	12/15/26	15	15,449
			35,436
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	10,748
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	55,105
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,870

A19

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	$ 10,016
			80,739
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	15	14,915
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	10,068
Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	25,463
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	4,221
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	21,190
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	6	4,808
2.900%	08/15/24	15	8,246
3.400%	04/15/26	10	4,822
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	10,488
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	29,978
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,151
4.500%	03/04/29	20	18,160
			137,527
Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,180
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	10,478
4.500%	05/14/35	10	11,077
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	10	10,233
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.700%	06/06/27	17	17,265
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	20	$ 20,810
3.550%	08/15/22	10	10,377
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	15,215
3.750%	09/15/25	5	5,141
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	17	17,344
CVS Health Corp.,
Sr. Unsec’d. Notes
3.500%	07/20/22	5	5,132
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21	2	2,011
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	20,029
			145,112
Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	4,048
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	8,588
3.701%	01/15/39	5	4,321
Columbia Pipeline Group, Inc.,
Gtd. Notes
3.300%	06/01/20	5	5,002
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29	10	8,460
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,249
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
2.099%(c)	09/09/22	20	19,070
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,118
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	8,617
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	13,862
			81,335
Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	35,790

A20

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	$ 4,909
3.900%	03/15/27	5	4,844
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	10,197
4.750%	05/15/47	5	5,475
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	13,493
3.000%	01/15/30	5	4,678
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	9,658
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	9,633
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,047
4.250%	08/15/29	5	5,404
4.375%	10/01/25	5	5,403
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,222
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	15,321
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,903
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	4,952
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	19,560
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	19,501
			183,990
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	4,917
3.750%	06/01/27	15	15,090
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,658
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	4,187
			43,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	$ 19,731
3.000%	01/15/22	15	14,855
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	10,119
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	12	12,637
			57,342
Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	10,254
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	10	12,526
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	25,507
			48,287
Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	46,462
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	15,400
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,228
4.150%	04/01/45	10	11,563
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	4,815
			26,606
Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	15,176
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.200%	07/15/20	10	9,993
			25,169

Total Corporate Bonds (cost $2,516,239)			2,533,981

A21

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	$ 8,102
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	5,236
			13,338
Florida — 0.0%
Country of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,041
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	13,003
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,037
			23,081
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	18,410
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	5,077
Texas — 0.1%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	26,067
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	16,143

Total Municipal Bonds (cost $96,341)			102,116
Residential Mortgage-Backed Securities — 0.2%
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	01/25/40	10	9,461
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/40	10	9,477
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.047%(c)	11/25/29	20	16,448
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	01/25/30	14	12,368
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	02/25/30	12	$ 10,248
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.797%(c)	07/25/30	15	13,443
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.847%(c)	08/25/30	13	11,169
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.477%(c)	10/25/30	15	11,870
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.477%(c)	10/25/30	15	13,042
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI02, Class M1, 144A
3.811%(cc)	05/25/48	6	6,291
Series 2019-HQA04, Class M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.717%(c)	11/25/49	6	6,234
Series 2020-DNA01, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.647%(c)	01/25/50	10	9,698
Series 2020-HQA01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	01/25/50	10	9,626
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	10	9,281

Total Residential Mortgage-Backed Securities (cost $165,255)			148,656
Sovereign Bonds — 0.2%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	20	20,644
3.300%	03/15/28	20	23,027
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	10	10,326
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	22	23,533
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28	20	23,376
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21	20	20,291
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24	10	10,861

A22

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	5	$ 5,429

Total Sovereign Bonds (cost $126,831)			137,487
U.S. Government Agency Obligation — 0.1%
Federal Home Loan Banks
1.375%	09/28/20	40	40,184
(cost $39,979)
U.S. Treasury Obligations — 9.4%
U.S. Treasury Bonds
2.500%	02/15/45	128	159,100
2.750%	11/15/42	10	12,825
2.750%	08/15/47(k)	355	467,990
2.875%	08/15/45	80	106,638
3.000%	11/15/44	45	60,504
3.000%	05/15/45	5	6,759
3.000%	11/15/45	50	68,227
3.000%	02/15/47	85	116,995
3.000%	05/15/47	15	20,604
3.000%	02/15/48	20	27,628
3.125%	11/15/41	48	65,040
3.125%	02/15/43	17	23,751
3.125%	08/15/44	122	166,930
3.375%	05/15/44	5	7,107
3.625%	08/15/43	50	73,242
4.500%	02/15/36	67	102,091
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	134	131,682
0.125%	07/15/22	526	520,691
0.125%	01/15/23	980	965,893
0.125%	10/15/24	463	468,072
0.125%	07/15/26	209	211,442
0.125%	01/15/30	188	194,749
0.250%	01/15/25	91	91,365
0.250%	07/15/29	112	116,466
0.250%	02/15/50	14	14,512
0.375%	07/15/23	55	55,662
0.375%	07/15/25	322	328,240
0.375%	01/15/27	49	50,345
0.375%	07/15/27	93	95,586
0.500%	04/15/24	339	343,760
0.500%	01/15/28	133	138,405
0.625%	07/15/21	247	244,852
0.625%	04/15/23	488	491,261
0.625%	01/15/24	258	261,352
0.625%	01/15/26	256	264,902
0.625%	02/15/43	18	19,457
0.750%	07/15/28	37	39,655
0.750%	02/15/42	26	28,787
0.750%	02/15/45	4	5,014
0.875%	01/15/29	36	38,938
0.875%	02/15/47	40	47,138
1.000%	02/15/46	87	105,676
1.000%	02/15/49	3	3,834
1.375%	02/15/44	96	123,118
2.125%	02/15/40	31	43,438
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.625%	04/15/28	29	$ 36,996
U.S. Treasury Notes
1.125%	02/28/22	25	25,425
1.500%	02/15/30	171	184,359
1.625%	12/31/21	55	56,311
2.000%	11/30/22	5	5,224
2.000%	05/31/24	10	10,678
2.250%	11/15/24	5	5,425
2.250%	08/15/27	110	123,389
2.750%	07/31/23	5	5,400

Total U.S. Treasury Obligations (cost $6,892,477)			7,382,930

Total Long-Term Investments (cost $84,020,771)			77,588,617

	Shares
Short-Term Investments — 1.5%
Affiliated Mutual Funds — 1.3%
PGIM Core Ultra Short Bond Fund(w)	618,039	618,039
PGIM Institutional Money Market Fund (cost $393,130; includes $392,575 of cash collateral for securities on loan)(b)(w)	393,862	393,232

Total Affiliated Mutual Funds (cost $1,011,169)		1,011,271

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(n) — 0.2%
U.S. Treasury Bills
0.511%	06/04/20	125	124,987
(cost $124,887)

Total Short-Term Investments (cost $1,136,056)				1,136,258

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.5% (cost $85,156,827)				78,724,875

Options Written*~ — (0.4)%
(premiums received $364,547)	(294,663)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.1% (cost $84,792,280)	78,430,212

Liabilities in excess of other assets(z) — (0.1)%	(86,575)

Net Assets — 100.0%	$ 78,343,637

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
JPY	Japanese Yen

A23

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
AQUIS	Aquis Exchange
BABs	Build America Bonds
BATS	Chi-X Europe Stock Exchange
CDI	Chess Depository Interest
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities
UTS	Unit Trust Security
XNGS	London Stock Exchange
XTSE	Toronto Stock Exchange

*	Non-income producing security.
**	Investments are affiliated with the Subadvisor.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $382,124; cash collateral of $392,575 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	05/15/20	2,625.00	23	2	$(294,561)
(premiums received $363,219)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	07/17/20	145.00	1	—(r)	$ (20)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	150.00	1	—(r)	(82)
Total OTC Traded (premiums received $1,328)							$ (102)
Total Options Written (premiums received $364,547)							$(294,663)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2020	$ 440,766	$ 5
8	5 Year U.S. Treasury Notes	Jun. 2020	1,002,875	27,297
10	S&P 500 E-Mini Index	Jun. 2020	1,284,850	(26,930)
				372
A24

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
6	10 Year U.S. Treasury Notes	Jun. 2020	$ 832,125	$(16,821)
1	10 Year U.S. Ultra Treasury Notes	Jun. 2020	156,031	(4,287)
				(21,108)
				$(20,736)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 04/15/20	Citibank, N.A.	JPY	3,596	$34,889	$33,467	$1,422	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A25